Commitment and Contingencies (Details) - USD ($)	11 Months Ended
	Dec. 31, 2024	Jun. 15, 2024	Feb. 06, 2024
Commitment and Contingencies [Line Items]
Operating lease right-of-use assets	$ 876,000
Operating lease liability, current	213,000
Operating lease liability, noncurrent	$ 755,000
Lease discount rate	17.95%
Variable lease expense	$ 300,000
Non-refundable license fee	$ 150,000
California [Member]
Commitment and Contingencies [Line Items]
Lease term		39 months 15 days
Remaining lease term	33 months